Trade payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade payables
Schedule of trade payables

	At December 31,
	2025	2024
Non-current
Trade payable with suppliers	1,219	1,914
	1,219	1,914
Current
Trade payables with suppliers	122,894	115,763
Trade payables with related parties (Note 27)	8,262	5,000
	131,156	120,763